Trade and Other Payables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables [Line Items]
Trade payables	₩ 2,936,990	₩ 2,610,373
Other trade payables	4,474,972	4,532,362
Accrued expenses	1,089,795	1,155,094
Leasehold deposits received	2,870	2,434
Other deposits received	289,713	291,462
Finance lease liabilities	418,260	541,179
Dividends payable	4,448	3,204
Others	5,953	7,478
Total trade and other payables	9,223,001	9,143,586
Current trade and other payables [Member]
Trade and other payables [Line Items]
Trade payables	2,936,990	2,610,373
Other trade payables	1,649,933	1,498,582
Accrued expenses	1,087,844	1,152,933
Leasehold deposits received	1,562	1,426
Other deposits received	186,817	197,711
Finance lease liabilities	131,792	121,176
Dividends payable	4,448	3,204
Others	135	6
Total trade and other payables	5,999,521	5,585,411
Non-current trade and other payables [Member]
Trade and other payables [Line Items]
Other trade payables	2,825,039	3,033,780
Accrued expenses	1,951	2,161
Leasehold deposits received	1,308	1,008
Other deposits received	102,896	93,751
Finance lease liabilities	286,468	420,003
Others	5,818	7,472
Total trade and other payables	₩ 3,223,480	₩ 3,558,175